Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 01, 2017	Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	Athene Holding Ltd
Entity Central Index Key	0001527469
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Public Float			$ 0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		77,410,448
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		111,852,897
Common Class M-1
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		3,445,767
Common Class M-2
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,005,625
Common Class M-3
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,293,200
Common Class M-4
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,348,992